ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444
Cost of revenues	(931,907,281)	(5,641,487,108)	(4,562,531,334)	(6,235,100,290)
Gross profit	237,433,538	1,437,351,407	232,237,115	1,149,851,154
Total operating expenses	(130,797,036)	(791,806,015)	(1,465,724,319)	(833,965,456)	(708,136)	(4,286,844)	(8,459,461)	(7,319,613)
Income/(Loss) from operations	106,636,502	645,545,392	(1,233,487,204)	315,885,698	(708,136)	(4,286,844)	(8,459,461)	(7,319,613)
Convertible senior notes issuance costs				(30,154,071)				(24,463,052)
Equity in losses of affiliated companies	(4,231,290)	(25,614,963)	(16,291)		72,333,701	437,886,531	(1,405,807,872)	26,457,224
Interest expenses, net	(36,899,236)	(223,376,902)	(221,719,806)	(182,502,237)	(5,042,551)	(30,526,093)	(31,043,624)	(19,844,874)
Exchange gain/(loss)	(6,354,466)	(38,468,031)	(36,472,691)	(138,994,253)	(356,013)	(2,155,196)	49,615	(1,204,936)
Other expense								(29,637)
Change in fair value of convertible senior notes and capped call option					(35,169,660)	(212,906,573)	(97,160,726)	299,747,707
Income/(Loss) before income taxes	38,594,463	233,639,303	(1,552,717,375)	354,398,624	31,057,341	188,011,825	(1,542,422,068)	273,342,819
Income tax (expenses)/benefit	(3,061,330)	(18,532,376)	8,917,648	(81,072,742)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 31,057,341	188,011,825	(1,542,422,068)	273,342,819	$ 31,057,341	188,011,825	(1,542,422,068)	273,342,819